DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014		Dec. 27, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 803,286		$ 798,347
Term Loan Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	348,286	[1],[2]	0	[1],[2]
OpCo Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	0	[1],[3]	318,347	[1],[3]
HoldCo Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	365,000		365,000
Line of Credit [Member] | ABL Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	90,000		115,000
Fair Value, Inputs, Level 2 [Member] | Term Loan Facility [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	347,525		0
Fair Value, Inputs, Level 2 [Member] | OpCo Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	0		317,625
Fair Value, Inputs, Level 2 [Member] | HoldCo Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	390,550		398,763
Fair Value, Inputs, Level 2 [Member] | Line of Credit [Member] | ABL Facility [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 90,420		$ 115,098

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharge its remaining obligations thereunder.
[2]	As of June 27, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.